Expense Example - BlackRock Retirement Income 2030 Fund	Apr. 30, 2021 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	684
Expense Example, with Redemption, 5 Years	1,741
Expense Example, with Redemption, 10 Years	4,399
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	622
Expense Example, with Redemption, 3 Years	1,247
Expense Example, with Redemption, 5 Years	2,293
Expense Example, with Redemption, 10 Years	$ 4,900